CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets, Current [Abstract]
Cash and cash equivalents	$ 64,187	$ 69,696	$ 11,489
Accounts receivable	555	686	262
Inventories	845	500	500
Deferred costs	2,475	1,897	1,769
Prepaid expenses and other current assets	1,841	2,394	156
Total current assets	69,903	75,173	14,176
Non-current assets:
Property, plant and equipment, net	4,948	4,236	4,210
Operating lease right-of-use assets, net	7,894	2,751	0
Deferred costs	519	367	141
Other assets	684	644	0
Total assets	83,948	83,171	18,527
Current liabilities:
Accounts payable	1,023	1,028	359
Accrued and other current liabilities	3,665	2,708	1,446
Deferred revenue	3,135	2,660	2,363
Operating lease liabilities	1,061	521	0
Total current liabilities	8,884	6,917	4,168
Non-current liabilities:
Deferred revenue	902	720	501
Operating lease liabilities	7,127	2,501	0
Total liabilities	16,913	10,138	4,669
Commitments and contingencies
Stockholders' equity:
Preferred stock; $0.0001 par value; 50,000,000 shares authorized; no shares issued and outstanding.	0	0	0
Common stock	8	8	7
Additional paid-in capital	169,016	165,912	89,252
Accumulated deficit	(101,989)	(92,887)	(75,401)
Total stockholders' equity	67,035	73,033	13,858
Total liabilities and stockholders' equity	$ 83,948	$ 83,171	$ 18,527